Loans and advances to customers - Impaired loans between no past due and past due (Details) - Financial assets at amortized cost category - Loans to customers (non-performing) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Loans and advances to customers	$ 21,203	$ 22,653
Less than 3 Months
Financial assets
Loans and advances to customers	11,184	9,748
6 months
Financial assets
Loans and advances to customers	5,223	5,318
6 to 9 Months
Financial assets
Loans and advances to customers	826	1,646
9 to 12 Months
Financial assets
Loans and advances to customers	627	1,560
More than 12 Months
Financial assets
Loans and advances to customers	3,343	4,381
Commercial, financial and industrial loans
Financial assets
Loans and advances to customers	5,587	9,937
Commercial, financial and industrial loans | Less than 3 Months
Financial assets
Loans and advances to customers	3,691	6,689
Commercial, financial and industrial loans | 6 months
Financial assets
Loans and advances to customers	1,470	1,434
Commercial, financial and industrial loans | 6 to 9 Months
Financial assets
Loans and advances to customers	156	676
Commercial, financial and industrial loans | 9 to 12 Months
Financial assets
Loans and advances to customers	46	808
Commercial, financial and industrial loans | More than 12 Months
Financial assets
Loans and advances to customers	224	330
Securitized mortgage assets
Financial assets
Loans and advances to customers	11,867	9,725
Securitized mortgage assets | Less than 3 Months
Financial assets
Loans and advances to customers	5,793	2,194
Securitized mortgage assets | 6 months
Financial assets
Loans and advances to customers	1,705	1,764
Securitized mortgage assets | 6 to 9 Months
Financial assets
Loans and advances to customers	669	965
Securitized mortgage assets | 9 to 12 Months
Financial assets
Loans and advances to customers	581	751
Securitized mortgage assets | More than 12 Months
Financial assets
Loans and advances to customers	3,119	4,051
Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Loans and advances to customers	1,175	1,328
Installment loans to individuals - Revolving consumer credit cards loans | Less than 3 Months
Financial assets
Loans and advances to customers	614	451
Installment loans to individuals - Revolving consumer credit cards loans | 6 months
Financial assets
Loans and advances to customers	561	877
Installment loans to individuals - Non-revolving consumer loans
Financial assets
Loans and advances to customers	2,574	1,663
Installment loans to individuals - Non-revolving consumer loans | Less than 3 Months
Financial assets
Loans and advances to customers	1,086	414
Installment loans to individuals - Non-revolving consumer loans | 6 months
Financial assets
Loans and advances to customers	1,487	1,243
Installment loans to individuals - Non-revolving consumer loans | 6 to 9 Months
Financial assets
Loans and advances to customers	$ 1	5
Installment loans to individuals - Non-revolving consumer loans | 9 to 12 Months
Financial assets
Loans and advances to customers		$ 1